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                       SUPPLEMENT DATED DECEMBER 20, 2004
                               TO PROSPECTUS DATED
                                 MAY 1, 2004 FOR
                     KEMPER INVESTORS LIFE INSURANCE COMPANY

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                          INDIVIDUAL AND GROUP FLEXIBLE
                          PREMIUM MODIFIED GUARANTEED,
                  FIXED AND VARIABLE DEFERRED ANNUITY CONTRACTS

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                                   SCUDDER ZS4
                                    Issued By
                    KILICO VARIABLE ANNUITY SEPARATE ACCOUNT
                                       and
                     KEMPER INVESTORS LIFE INSURANCE COMPANY

This Supplement amends certain information contained in your Scudder ZS4 Variable Annuity Prospectus. Please read this Supplement carefully and keep it with your Prospectus for future reference.

        Effective October 15, 2004, the INVESCO VIF-Utilities Fund has been renamed the AIM V.I. Utilities Fund. Therefore, all references in the Prospectus to INVESCO VIF-Utilities Fund or INVESCO VIF-Utilities Subaccount are hereby replaced with AIM V.I. Utilities Fund and AIM V.I. Utilities Subaccount, respectively.

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For use in all states